Leases (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Leases [Abstract]
Weighted average remaining lease terms	1 year				1 year
Weighted average discount rate	7.00%				7.00%
Right of use assets	¥ 538,987		¥ 1,478,975		$ 76,099
Lease liabilities	432,474		1,432,595		$ 61,061
Rent expense	¥ 1,431,155	$ 203,096	¥ 4,225,631	¥ 4,672,111
Operating leases term	1 year				1 year